Note 14 - Capital Stock	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
14.	Capital stock

The authorized capital stock of the Company is as follows:

An unlimited number of Preferred Shares, issuable in series;
An unlimited number of Subordinate Voting Shares having
one
vote per share; and
An unlimited number of Multiple Voting Shares having
20
votes per share, convertible at any time into Subordinate Voting Shares at a rate of one
Subordinate Voting Share for each Multiple Voting Share outstanding.

The following table provides a summary of total capital stock issued and outstanding:

	Subordinate Voting Shares		Multiple Voting Shares		Total Common Shares
	Number	Amount	Number	Amount	Number	Amount

Balance, December 31, 2015	37,178,617	$395,693	1,325,694	$373	38,504,311	$396,066
Balance, December 31, 2016	37,322,767	399,401	1,325,694	373	38,648,461	399,774

On
June
1,
2015,
the Company completed the Spin-off. Under the Spin-off, shareholders received one
Company share and
one
FirstService share of the same class as each Old FSV share previously held. The Spin-off distribution was accounted for at the carrying amount, without gain or loss, and resulted in a reduction of shareholders’ equity of
$138,396.

During the year ended
December
31,
2016,
the Company declared dividends on its Common Shares of
$0.10
per share
(2015
-
$0.14;
2014
-
$0.40).

Pursuant to an agreement approved in
February
2004
and restated on
June
1,
2015
to reflect the impact of the Spin-off, the Company agreed that it will make payments to Jay S. Hennick, its Chief Executive Officer (“CEO”), that are contingent upon the arm’s length sale of control of the Company or upon a distribution of the Company’s assets to shareholders. The payment amounts will be determined with reference to the price per Subordinate Voting Share received by shareholders upon an arm’s length sale or upon a distribution of assets. The right to receive the payments may
be transferred among members of the CEO’s family, their holding companies and trusts. The agreement provides for the CEO to receive each of the following two
payments. The
first
payment is an amount equal to
5%
of the product of: (i) the total number of Subordinate and Multiple Voting Shares outstanding on a fully diluted basis at the time of the sale and (ii) the per share consideration received by holders of Subordinate and Multiple Voting Shares minus a base price of
C$3.324.
The
second
payment is an amount equal to
5%
of the product of (i) the total number of shares outstanding on a fully diluted basis at the time of the sale and (ii) the per share consideration received by holders of Subordinate Voting Shares minus a base price of
C$6.472.
The
two
base prices shown above have been restated to
58.57%
of their original values to reflect the Spin-off on
June
1,
2015.
Assuming an arm’s length sale of control of the Company took place on
December
31,
2016,
the amount required to be paid to the CEO, based on a market price of
C$49.49
per Subordinate Voting Share, would be
US$132,562.